SHARE-BASED PAYMENT ARRANGEMENTS - Summary of Cash Settled Share Based Payment Arrangements (Details) - shares shares in Millions	Mar. 01, 2024	Mar. 01, 2023	Mar. 01, 2022
2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)			0.2
2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)		0.4
2023 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments granted in share-based payment arrangement (in shares)	0.6